Pay vs Performance Disclosure number in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(4)
Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (Loss) ($ millions)	Management Adjusted EBITDA ($ millions)(6)
2024	$69,341,442	$44,760,458	$18,513,608	$12,329,788	$72	$101	$(751)	$1,342

Company Selected Measure Name	Management Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Lehmkuhl served as our Principal Executive Officer (PEO) during 2024. Our non-PEO NEOs for 2024 were Messrs. Crisci, Thattai, Rivera and Smith.
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in the table is the MSCI US REIT Index (“RMZ”), which is used for the Company’s stock performance chart in the 2024 Form 10-K.
PEO Total Compensation Amount	$ 69,341,442
PEO Actually Paid Compensation Amount	$ 44,760,458
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEO and average CAP to our non-PEO NEOs.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$69,341,442
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(62,492,311)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	37,605,688
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,511,289
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(457,295)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,325,940)
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	577,585
Compensation Actually Paid	$44,760,458
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
SCT Total	$18,513,608
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(16,104,273)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	10,641,818
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	170,401
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(436,666)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(619,289)
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	164,189
Compensation Actually Paid	$12,329,788
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSU and/ LTIP unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-vesting RSU and/or LTIP unit awards (excluding any market-based awards), the same valuation methodology as RSU and/or LTIP unit awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the
Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 18,513,608
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,329,788
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEO and average CAP to our non-PEO NEOs.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$69,341,442
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(62,492,311)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	37,605,688
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,511,289
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(457,295)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,325,940)
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	577,585
Compensation Actually Paid	$44,760,458
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
SCT Total	$18,513,608
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(16,104,273)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	10,641,818
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	170,401
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(436,666)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(619,289)
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	164,189
Compensation Actually Paid	$12,329,788
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSU and/ LTIP unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-vesting RSU and/or LTIP unit awards (excluding any market-based awards), the same valuation methodology as RSU and/or LTIP unit awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the
Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and other NEO average CAP amounts and the Company’s and Peer Group TSR during 2024 assuming $100 initial investment on July 26, 2024.
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO and other NEO average CAP amounts and the Company’s Net Income and Management Adjusted EBITDA during 2024.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and other NEO average CAP amounts and the Company’s and Peer Group TSR during 2024 assuming $100 initial investment on July 26, 2024.
Tabular List, Table

Most Important Performance Measures
Management Adjusted EBITDA
Adjusted Funds From Operations
Same Warehouse Net Operating Income Growth

Total Shareholder Return Amount	$ 72
Peer Group Total Shareholder Return Amount	101
Net Income (Loss)	$ (751,000,000)
Company Selected Measure Amount	1,342
PEO Name	Mr. Lehmkuhl
Additional 402(v) Disclosure	Amounts reported represent, as applicable: (i) the total compensation reported in the Summary Compensation Table (“SCT”) for each respective year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for each respective year for our non-PEO NEOs.Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 26, 2024 (i.e., the date we became a publicly traded company) in our common stock.
Measure:: 1
Pay vs Performance Disclosure
Name	Management Adjusted EBITDA
Non-GAAP Measure Description	Management Adjusted EBITDA is a non-GAAP measure and is calculated as Adjusted EBITDA with additional adjustments to exclude current year acquisitions, dispositions, closed operations, annual bonus program expense, other certain one-time items (both favorable and unfavorable), and/or fees paid to Bay Grove in accordance with the terms of the operating services agreement, as determined by the Compensation Committee. In addition, Management Adjustment EBITDA is not adjusted for our share of EBITDA related to certain joint ventures or the allocation of our consolidated EBITDA attributable to noncontrolling interests. For 2024, Management Adjusted EBITDA was calculated as Adjusted EBITDA with adjustments to account for approximately $13 million of lost profits resulting from warehouse fires. For a reconciliation of Adjusted EBITDA to net income, see Part II Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations, section Non-GAAP Financial Measures on pages 83-87 of our Annual Report on Form 10-K for the year ended December 31, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Funds From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Same Warehouse Net Operating Income Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,492,311)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,605,688
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,511,289
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,295)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,325,940)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,585
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,104,273)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,641,818
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,401
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(436,666)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(619,289)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 164,189